Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
We recognize the importance of safeguarding the confidentiality, integrity, and availability of our data and information systems, and have designed and maintained a comprehensive program for identifying, assessing, and managing material risks from cybersecurity threats, as that term is defined in Item 16K of Form
20-F.
Our cybersecurity risk management program is composed of the following key elements:

•	Governance Structure .
Our Board of Directors, supported by our Audit
Committee
, oversees our company’s overall
risk
management, including cybersecurity risks, and receives and reviews, on an as-needed
basis, presentations and reports on material cybersecurity issues from our Chief Executive Officer and our Chief Financial Officer, who are designated as the individuals primarily responsible for overseeing the day-to-day
operations of our cybersecurity risk management program.
For our Sohu segment, we have designated two internal organizations, the Technology Development Committee (the “TDC”) and the Personal Information Protection and Compliance Working Group (the “PI Working Group”), to assist our Chief Executive Officer and our Chief Financial Officer in the discharge of their risk management responsibilities. The TDC is responsible for monitoring and managing risks related to our data and information systems relating to our Sohu segment, and reports to our Chief Executive Officer. The PI Protection Working Group, consisting of the heads of certain of our business divisions and of our in-house
legal and Internal Audit teams, is responsible for monitoring and managing risks related to our collection, storage, and use of personal information that may arise in our Sohu segment, and reports to our Chief Financial Officer.
For our Changyou segment, we have established a cybersecurity working group (the “Changyou Cybersecurity Group”) that is headed by Changyou’s Chief Technology Officer. The Changyou Cybersecurity Group is responsible for monitoring and managing cybersecurity risks relating to the Changyou segment, and reports, in coordination with Changyou’s Chief Executive Officer and our Internal Audit team, to our Chief Executive Officer and our Chief Financial Officer.

•
Internal Policies and Procedures
. As part of our cybersecurity risk management program, our management, in coordination with our Board of Directors and our cybersecurity staff, including the TDC, the PI Working Group, and the Changyou Cybersecurity Group, has developed and adopted a comprehensive set of internal policies, standards, and processes governing our cybersecurity functions, and regularly reviews and updates these policies, standards, and processes based on evolving regulatory requirements and industry standards and best practices.

•	Risk Identification, Assessment and Management.
To identify potential cybersecurity threats and incidents, we use various tools and technologies, such as a traffic spectrometry detection system, web application firewalls, host intrusion prevention systems, honeypot systems, and terminal anti-virus software; perform penetration testing and vulnerability scanning of our information systems and applications on a regular basis; and take appropriate security measures, such as encryption, de-identification,
and network segmentation, to ensure the safety of our sensitive business data and personal information.
As part of our dynamic response strategy, cybersecurity threats and incidents identified in our Sohu segment or our Changyou segment through our cybersecurity risk management program are first evaluated by the TDC and/or the PI Working Group, or by the Changyou Cybersecurity Group, as the case may be, and are then classified in categories by security severity based on their actual or potential business and operational impact, and prioritized for timely remediation based on their classifications. Identified cybersecurity threats and incidents that meet our pre-established
reporting thresholds are required to be timely reported to the Chief Executive Officer and the Chief Financial Officer, who may in turn report to the Board of Directors, if they deem it to be necessary.

•
Third-Party Risk Management
.
 When determining the selection and oversight of third-party service providers, we gather information from candidates that are expected to share or receive data, have access to or integrate with our systems, and/or process our employee, business, or customer data, in order to help us evaluate potential risks associated with their security controls. Our contracts with third-party service providers generally require such service providers to, among other things, maintain security controls to protect our confidential information and data, notify us of material data breaches that may impact our data, and take remedial measures in a timely manner. We also conduct ongoing monitoring throughout the duration of our contracts, and re-assess
continuing qualifications of each of our existing service providers, including the effectiveness of their internal controls, annually (or sooner at the time of contract renewal) or in the event of any identified cybersecurity incident or any significant changes to such service provider’s security controls.

•
Training.
 We have various cybersecurity education and training programs designed to promote awareness of, and reinforce, our information technology and security policies, standards, and practices among our employees in general and employees of certain business divisions that are particularly susceptible to cybersecurity threats.

•
Continuous Review.
We engage third-party professionals, on an
as-needed
basis, to perform assessments, and independent reviews of our security control procedures and their effectiveness. The Chief Financial Officer provides reports on the results of such third-party assessments and reviews to our Audit Committee at its regularly scheduled or special meetings.

As of the date of the filing of this annual report, we have not had any cybersecurity incident (as such term is defined in Item 16K of Form
20-F),
nor have we identified any risks from cybersecurity threats, including those resulting from any previous cybersecurity incidents, that have materially adversely affected, or are reasonably likely to materially adversely affect, our company or our business operations or financial condition.
Although our cybersecurity risk management program, as described above, is designed to help prevent, detect, respond to, and mitigate the impact of cybersecurity incidents, we cannot assure you that a future cybersecurity incident would not materially adversely affect our business operations or our results of operations or financial condition. For information regarding cybersecurity risks that are facing us and their potential impact on our related business, see Item 3. Key Information - Risk Factors - Risks Related to Our Business “- Data security breaches relating to our platforms could damage our reputation and expose us to penalties and legal liability” and “- Our network operations may be vulnerable to hacking, viruses, and other disruptions, which may make our products and services less attractive and reliable, and third-party online payment platforms that we partner with and cloud-based servers that we lease from third-party operators may be susceptible to security breaches, which may damage our reputation and adversely affect our business” and “- Risks related to Changyou.com Limited - Risks related to Changyou’s Business - Breaches in the security of Changyou’s server network, or cloud-based servers that it leases from third-party operators, could cause disruptions in its service or operations, facilitate piracy of its intellectual property, or compromise confidential information of its game players and its business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We recognize the importance of safeguarding the confidentiality, integrity, and availability of our data and information systems, and have designed and maintained a comprehensive program for identifying, assessing, and managing material risks from cybersecurity threats, as that term is defined in Item 16K of Form
20-F.
Our cybersecurity risk management program is composed of the following key elements:

•	Governance Structure .
Our Board of Directors, supported by our Audit
Committee
, oversees our company’s overall
risk
management, including cybersecurity risks, and receives and reviews, on an as-needed
basis, presentations and reports on material cybersecurity issues from our Chief Executive Officer and our Chief Financial Officer, who are designated as the individuals primarily responsible for overseeing the day-to-day
operations of our cybersecurity risk management program.
For our Sohu segment, we have designated two internal organizations, the Technology Development Committee (the “TDC”) and the Personal Information Protection and Compliance Working Group (the “PI Working Group”), to assist our Chief Executive Officer and our Chief Financial Officer in the discharge of their risk management responsibilities. The TDC is responsible for monitoring and managing risks related to our data and information systems relating to our Sohu segment, and reports to our Chief Executive Officer. The PI Protection Working Group, consisting of the heads of certain of our business divisions and of our in-house
legal and Internal Audit teams, is responsible for monitoring and managing risks related to our collection, storage, and use of personal information that may arise in our Sohu segment, and reports to our Chief Financial Officer.
For our Changyou segment, we have established a cybersecurity working group (the “Changyou Cybersecurity Group”) that is headed by Changyou’s Chief Technology Officer. The Changyou Cybersecurity Group is responsible for monitoring and managing cybersecurity risks relating to the Changyou segment, and reports, in coordination with Changyou’s Chief Executive Officer and our Internal Audit team, to our Chief Executive Officer and our Chief Financial Officer.

•
Internal Policies and Procedures
. As part of our cybersecurity risk management program, our management, in coordination with our Board of Directors and our cybersecurity staff, including the TDC, the PI Working Group, and the Changyou Cybersecurity Group, has developed and adopted a comprehensive set of internal policies, standards, and processes governing our cybersecurity functions, and regularly reviews and updates these policies, standards, and processes based on evolving regulatory requirements and industry standards and best practices.

•	Risk Identification, Assessment and Management.
To identify potential cybersecurity threats and incidents, we use various tools and technologies, such as a traffic spectrometry detection system, web application firewalls, host intrusion prevention systems, honeypot systems, and terminal anti-virus software; perform penetration testing and vulnerability scanning of our information systems and applications on a regular basis; and take appropriate security measures, such as encryption, de-identification,
and network segmentation, to ensure the safety of our sensitive business data and personal information.
As part of our dynamic response strategy, cybersecurity threats and incidents identified in our Sohu segment or our Changyou segment through our cybersecurity risk management program are first evaluated by the TDC and/or the PI Working Group, or by the Changyou Cybersecurity Group, as the case may be, and are then classified in categories by security severity based on their actual or potential business and operational impact, and prioritized for timely remediation based on their classifications. Identified cybersecurity threats and incidents that meet our pre-established
reporting thresholds are required to be timely reported to the Chief Executive Officer and the Chief Financial Officer, who may in turn report to the Board of Directors, if they deem it to be necessary.

•
Third-Party Risk Management
.
 When determining the selection and oversight of third-party service providers, we gather information from candidates that are expected to share or receive data, have access to or integrate with our systems, and/or process our employee, business, or customer data, in order to help us evaluate potential risks associated with their security controls. Our contracts with third-party service providers generally require such service providers to, among other things, maintain security controls to protect our confidential information and data, notify us of material data breaches that may impact our data, and take remedial measures in a timely manner. We also conduct ongoing monitoring throughout the duration of our contracts, and re-assess
continuing qualifications of each of our existing service providers, including the effectiveness of their internal controls, annually (or sooner at the time of contract renewal) or in the event of any identified cybersecurity incident or any significant changes to such service provider’s security controls.

•
Training.
 We have various cybersecurity education and training programs designed to promote awareness of, and reinforce, our information technology and security policies, standards, and practices among our employees in general and employees of certain business divisions that are particularly susceptible to cybersecurity threats.

•
Continuous Review.
We engage third-party professionals, on an
as-needed
basis, to perform assessments, and independent reviews of our security control procedures and their effectiveness. The Chief Financial Officer provides reports on the results of such third-party assessments and reviews to our Audit Committee at its regularly scheduled or special meetings.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of the filing of this annual report, we have not had any cybersecurity incident (as such term is defined in Item 16K of Form
20-F),
nor have we identified any risks from cybersecurity threats, including those resulting from any previous cybersecurity incidents, that have materially adversely affected, or are reasonably likely to materially adversely affect, our company or our business operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our full Board of Directors, supported by our Audit Committee, oversees our overall risk management, which includes risks arising from cybersecurity threats, and is responsible for ensuring that we have maintained adequate and effective policies and processes to identify and assess cybersecurity risks that we face and to provide resources necessary to manage and mitigate cybersecurity threats and incidents. Our Chief Executive Officer, supported by our Chief Financial Officer, meets with our Board of Directors at its regularly scheduled meetings to discuss our information security and cybersecurity programs and our key cybersecurity initiatives and related priorities and controls. In the event that a material cybersecurity threat or incident is identified, our Chief Executive Officer or our Chief Financial Officer will report the threat or incident to our Board of Directors and will continue to provide ongoing updates regarding the threat or incident until it has been resolved.
At its regularly-scheduled meetings our Audit Committee receives from our Chief Financial Officer and head of our Internal Audit assessment reports regarding our general enterprise risk and internal controls, which may include an evaluation of risks from a cybersecurity threat or incident if such a threat or incident is identified and meets our pre-established
reporting threshold. Our Audit Committee will receive ongoing updates regarding any such threat or incident until it has been resolved, and the Chairman of our Audit Committee may choose to report any such cybersecurity threat or incident to our full Board of Directors and management’s and any third-party assessments after they have been reviewed by our Audit
Committee.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our full Board of Directors, supported by our Audit Committee, oversees our overall risk management, which includes risks arising from cybersecurity threats, and is responsible for ensuring that we have maintained adequate and effective policies and processes to identify and assess cybersecurity risks that we face and to provide resources necessary to manage and mitigate cybersecurity threats and incidents. Our Chief Executive Officer, supported by our Chief Financial Officer, meets with our Board of Directors at its regularly scheduled meetings to discuss our information security and cybersecurity programs and our key cybersecurity initiatives and related priorities and controls
Cybersecurity Risk Role of Management [Text Block]
Our Chief Executive Officer and our Chief Financial Officer are designated as the individuals primarily responsible for overseeing the day-to-day
operations of our cybersecurity risk management program.
As previously discussed, the TDC and the PI Working Group have the responsibility to address cybersecurity threats and to respond to cybersecurity incidents associated with our Sohu segment. The TDC, which reports directly to our Chief Executive Officer, is focused on the security of our data and information systems, while the PI Protection Working Group, which reports directly to our Chief Financial Officer, is focused on protection of personal information. The Changyou Cybersecurity Group was established to address cybersecurity threats and to respond to cybersecurity incidents associated with our Changyou segment, and reports to our Chief Executive Officer and our Chief Financial Officer in coordination with Changyou’s Chief Executive Officer and our Internal Audit team. Through ongoing communications with these teams, our Chief Executive Officer and our Chief Financial Officers are informed about and monitor the prevention, detection, mitigation, and remediation of cybersecurity threats and incidents, and report risks from cybersecurity threats and cybersecurity incidents to our Audit Committee and/or our full Board of Directors when pre-established reporting thresholds are met.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our Chief Executive Officer and our Chief Financial Officer are designated as the individuals primarily responsible for overseeing the day-to-day
operations of our cybersecurity risk management program.
As previously discussed, the TDC and the PI Working Group have the responsibility to address cybersecurity threats and to respond to cybersecurity incidents associated with our Sohu segment. The TDC, which reports directly to our Chief Executive Officer, is focused on the security of our data and information systems, while the PI Protection Working Group, which reports directly to our Chief Financial Officer, is focused on protection of personal information. The Changyou Cybersecurity Group was established to address cybersecurity threats and to respond to cybersecurity incidents associated with our Changyou segment, and reports to our Chief Executive Officer and our Chief Financial Officer in coordination with Changyou’s Chief Executive Officer and our Internal Audit team. Through ongoing communications with these teams, our Chief Executive Officer and our Chief Financial Officers are informed about and monitor the prevention, detection, mitigation, and remediation of cybersecurity threats and incidents, and report risks from cybersecurity threats and cybersecurity incidents to our Audit Committee and/or our full Board of Directors when pre-established reporting thresholds are met.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
Our Chief Executive Officer Charles Zhang, having served as such since 1996, and also having served as the Chairman of the Board of Changyou before the completion of the Changyou Merger, has extensive experience and expertise in Internet company management and operations and plays a key role in shaping our cybersecurity risk management policies, standards, and processes and in our cybersecurity risk management. Our Chief Financial Officer Joanna Lv has extensive experience and expertise in our enterprise risk management and internal controls in general, and in understanding and managing privacy and compliance issues related to personal information of our customers and employees in particular.
Qi Gao, who joined us in 2014, currently serves as the Chair of the TDC and concurrently as the Head of Cybersecurity and Head of Data Security, reporting directly to our Chief Executive Officer. Mr. Gao has extensive professional knowledge and experience in product research and development and management, including in managing network and security risks. Mr. Gao has a master’s degree in control science and engineering from Beijing Institute of Technology.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true